RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Amounts due from related parties	¥ 7,841	¥ 6,830	$ 1,202
Amounts due from related parties, Total	4,159	1,031
Amounts due to related parties	22,989	18,296	$ 3,523
Weixin
Advance to related parties	3,682	5,799
Wuhan Dahong enterprise management partnership(LP)
Amounts due from related parties		20
Zhaomu
Amounts due to related parties	4,180	4,888
Jimi
Amounts due to related parties	2,542
Zhengdao
Amounts due to related parties	2,227	5,997
Jixi
Amounts due from related parties	3,012	1,011
Amounts due to related parties	1,828
Yuncheng
Amounts due from related parties	971
Bixin
Amounts due to related parties	3,423	303
Haomei
Amounts due to related parties	1,703	455
Small Ye Group
Amounts due to related parties	967	658
Huaji
Amounts due to related parties	889
Tianshi
Amounts due to related parties	840	179
Zhangtaihe
Amounts due to related parties	641	359
Yunnong
Amounts due to related parties	605	4,681
Xingsheng
Amounts due to related parties	343
Jibi
Amounts due to related parties	466
Poyun
Amounts due to related parties	309
Others
Amounts due from related parties	176
Amounts due to related parties	¥ 2,026	¥ 776